Commitments and Contingencies - Additional Information (Details) - USD ($)				1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 19, 2023	Oct. 29, 2022	Sep. 27, 2022	Dec. 31, 2022	Oct. 29, 2022	Sep. 27, 2022	Feb. 29, 2020	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 20, 2022	Dec. 31, 2021	Feb. 28, 2020
Commitments and Contingencies (Details) [Line Items]
Deferred Payout Remaining Balance Paid												$ 1,000,000
Gain from settlement of deferred underwriting commissions allocated to derivative warrant liabilities		$ 156,000	$ 190,000					$ 190,190	$ 190,190
Derecognition Of Under writing Fee Commissions Waived Allocated To Public Shares		$ 5,000,000	6,100,000
Deferred Under writing Fees Payable			$ 6,300,000			$ 6,300,000
Demand Letter Received From Kinduit Technologies Alleging Failure To Make Payments To Selling Shareholders [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contigency loss in period										$ 1,000,000
Settled Litigation [Member] | Kinduct Technology Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency, annual interest rate											12.00%
Settled Litigation [Member] | Kinduct Technology Inc [Member] | Failure To Make Payments [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency accrual current											$ 5,200,000
Settled Litigation [Member] | Tactical Air Support T A S [Member] | Alleged Tort And Contract Based Cause [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency accrual current											$ 300,000
Pending Litigation [Member] | Tactical Air Support T A S [Member] | Alleged Tort And Contract Based Cause [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency, estimate of possible loss														$ 40,000
Settlement Agreement [Member] | Demand Letter Received From Kinduit Technologies Alleging Failure To Make Payments To Selling Shareholders [Member]
Commitments and Contingencies (Details) [Line Items]
Payment for legal settlements				$ 1,000,000
Loss contingency amount of periodic payment payable				$ 500,000						$ 500,000
Loss contingency accrual rate of interest				12.00%						12.00%
Settlement Agreement [Member] | Other Current Liabilities [Member] | Demand Letter Received From Kinduit Technologies Alleging Failure To Make Payments To Selling Shareholders [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency accrual current				$ 4,300,000						$ 4,300,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Payment of deferred payout obligation	$ 4,400,000
Xsens North America [Member] | Pending Litigation [Member] | Lawsuit Filed by Techical Airsupport [Member]
Commitments and Contingencies (Details) [Line Items]
Damages threshold amount							$ 40,000,000
Xsens North America [Member] | Other Current Liabilities [Member] | Pending Litigation [Member] | Lawsuit Filed by Techical Airsupport [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency accrual current				$ 300,000						$ 300,000
PATHFINDER ACQUISITION CORPORATION [Member]
Commitments and Contingencies (Details) [Line Items]
Price per unit (in Dollars per share)				$ 0.35						$ 0.35
Aggregate amount					$ 5,100,000	$ 6,300,000				$ 11,400,000
Contingent fees				$ 5,200,000						$ 5,200,000			$ 5,000,000
IPO [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Commitments and Contingencies (Details) [Line Items]
Price per unit (in Dollars per share)				$ 0.2						$ 0.2
Aggregate amount										$ 6,500,000